26. PROVISION FOR TAX, CIVIL AND LABOR RISKS (Tables)	12 Months Ended
Dec. 31, 2018
Provision For Tax Civil And Labor Risks Tables Abstract
Schedule of contingencies for probable losses
	Tax		Labor		Civil, commercial and other		Contingent liabilities		Total
	12.31.18	12.31.17	12.31.18	12.31.17	12.31.18	12.31.17	12.31.18	12.31.17	12.31.18	12.31.17
Beginning balance	303.4	281.7	691.7	479.7	407.5	122.5	370.6	499.9	1,773.2	1,383.8
Additions	42.3	177.1	390.9	704.0	58.1	164.1	-	11.0	491.3	1,056.2
Business combination	-	-	-	1.8	-	-	-	-	-	1.8
Reversals	(128.9)	(50.8)	(325.8)	(270.8)	(169.0)	(75.1)	(0.8)	(139.5)	(624.5)	(536.2)
Payments	(5.0)	(127.0)	(324.6)	(338.9)	(26.0)	(43.3)	-	-	(355.6)	(509.2)
Price index update	39.4	26.6	120.5	128.5	32.3	242.0	-	-	192.2	397.1
Exchange rate variation	(8.5)	(4.2)	(37.9)	(12.6)	(8.9)	(2.7)	(0.1)	(0.8)	(55.4)	(20.3)
Transfer - held for sale (1)	(12.6)	-	(46.2)	-	(12.0)	-	(0.1)	-	(70.9)	-
Ending balance	230.1	303.4	468.6	691.7	282.0	407.5	369.6	370.6	1,350.3	1,773.2

Current									495.6	536.1
Non-current									854.7	1,237.1